Leases - Schedule of Maturity of Lease Payments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	$ 713	$ 666
Present Value of Payments	556	514
Less: finance charges	(157)	(152)
Present value of minimum lease payments		514
Minimum present value of operating lease payments due	556	514
Current	69	90
Non-current	487	424
Lease obligations	556	514
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	90	110
Present Value of Payments	69	90
2-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	224	206
Present Value of Payments	159	146
After 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Minimum Lease Payments	399	350
Present Value of Payments	$ 328	$ 278